Income Taxes (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Examination [Line Items]
Current Income Tax Expense (Benefit)	$ 0	$ 0
Deferred Income Tax Expense (Benefit)	0	$ 0
Valuation allowance for U.S. Federal and state deferred tax assets net operating loss carryforwards	$ 148,800
Operating Loss Carryforwards, Expiration year	Dec. 31, 2036
Unrecognized tax benefits, income tax penalties and interest	$ 0
Income tax taxable income limitation, description	Utilization of the Company’s net operating loss and credit carryforwards may be subject to a substantial annual limitation due to an ownership change limitations as provided by Section 382 of the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitation may result in the expiration of net operating losses and credits before utilization.
State net operating loss carryforwards	$ 129,800
Tax Year 2018 [Member]
Income Tax Examination [Line Items]
Federal net operating losses generated prior to 2018	4,900
Federal net operating losses generated after 2018	$ 143,900
State
Income Tax Examination [Line Items]
Operating Loss Carryforwards, Expiration year	Dec. 31, 2036
Research and development credit carryforwards	$ 1,900
Federal
Income Tax Examination [Line Items]
Operating Loss Carryforwards, Expiration year	Dec. 31, 2039
Research and development credit carryforwards	$ 6,700